Related party transactions - Transactions with Associates, Joint Ventures and Other Related Parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Associates
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	€ (73)	€ (49)	€ 0
Net Amounts Receivable, Related Party Transactions	6	6
Net Amounts Payable, Related Party Transactions	9	0
Joint ventures and other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(167)	(110)	0
Joint ventures
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(9)	(9)	0
Net amount receivable (payable)	0	2
Other related parties
Disclosure of transactions between related parties [line items]
Total net amount affecting the consolidated income statement	(85)	(52)	€ 0
Net amount receivable (payable)	€ 10	€ 0